Financial Instruments - Additional information (Details) € in Thousands							3 Months Ended	12 Months Ended
	Jan. 19, 2024 GBP (£)	Aug. 16, 2023 GBP (£)	Aug. 11, 2023 GBP (£)	Jul. 27, 2023 USD ($)	Mar. 24, 2023 GBP (£)	Jun. 21, 2022 GBP (£)	Jun. 30, 2023 GBP (£) contract	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, number of instruments held | contract							1
Loss on forward contracts								£ 0	£ 11,287,000	£ 0
Impairment, trade receivables								0	0
Short term bank deposits	£ 150,000,000	£ 25,000,000	£ 45,000,000	$ 40,000,000	£ 150,000,000	£ 100,000,000		103,586,000	101,234,000
Short-term bank deposits, term	6 months	6 months	6 months	6 months	9 months	12 months
Short-term bank deposits, interest rate	5.10%	5.40%	5.40%	5.20%	4.80%	2.35%
Allcyte
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings								£ 300,000			€ 353
Borrowings, interest rate								0.75%			0.75%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure								£ 97,292,000	370,868,000
Effect on profit before tax and equity								£ 973,000	£ 3,709,000
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, term of contract							1 month
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, term of contract							3 months
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loss on forward contracts							£ 11,287,000